Dear Shareholder

The first 6 months of 1998 can only be described as one of those unique periods, which seem to occur every ten or fifteen years, in which the stock market assumes a very noticeable split personality. The distinctive characteristics are the participation of fewer companies in market rallies and generally deteriorating fundamentals. We must look back to the spring of 1973 and summer of 1987 to find comparable examples.

The very largest market capitalization companies drive the major market averages such as the Dow Jones Industrials, the S&P 500 and the Russell 3000, because all are capitalization weighted. Today, even the NASDAQ, dominated by Microsoft, Cisco and Intel, has lost its emerging company character. Since the beginning of 1998, the performance of portfolios, which did not consist of most of the twenty or so largest companies, generally fell far behind the market averages. One noticeable exception was the Maxus Laureate Fund, which had an outstanding six months.

All of the major market indices made most their gains in February when fourth quarter 1997 earnings appeared to be stronger than expected and money fleeing the deteriorating Asian economies sought the most recognizable and liquid names available. As the large capitalization companies surged in value, their dominance of the market averages became even more pronounced and the need to own them appeared to be even more necessary.

What distinguishes recent months from comparable periods during the last 25 years is magnitude of divergence. The very large companies appeared significantly overvalued on both the fundamental and historical standards while the smaller companies appear to be significantly undervalued on both counts. The Maxus Equity Fund, Maxus Aggressive Value Fund and the Maxus Ohio Heartland Fund have been focused on the latter, with the expectation that in the months and years ahead, stock market valuations will again reflect rational investment decisions.

Maxus Equity Fund
                                                         Schedule of Investments
                                                                    June 30,1998
--------------------------------------------------------------------------------
 Shares/Principal Amount                              Market Value   % of Assets
--------------------------------------------------------------------------------

 Metals & Mining
 40,000       Inco                                        545,000       0.90%

 Industrial Products
 55,000       A. Schulman                               1,075,938
 88,000       Algoma Steel *                              291,500
 45,000       Birmingham Steel                            556,875
 55,000       Stoneridge Inc *                          1,014,063
 30,000       Timken Co.                                  930,000
 30,000       Worthington Ind.                            451,875
                                                        ---------
                                                        4,320,251       7.15%
 Machinery & Equipment
 50,000       Flowserve                                 1,231,250
 45,000       RDO Equipment *                             753,750
 48,000       Sensormatic Electronics Corp*               672,000
 32,500       Snap On Tools                             1,178,125
                                                        ---------
                                                        3,835,125       6.35%
 Infrastructure & Environment
 15,000       Ameron, Inc.                                867,187
 21,250       Corrpro *                                   239,062
 35,200       Flow International *                        409,200
 111,000      Foster L B *                                575,812
 20,000       Foster Wheeler                              428,750
 100,000      International Tech *                        950,000
                                                        ---------
                                                        3,470,011       5.74%
 Consumer Products
 99,000       Michael Anthony Jewelers *                  253,688
 250,000      Petrie Stores Liquidating Trust *           715,000
 50,000       Pluma *                                     334,375
 150,000      Royal Appliance *                           937,500
 40,100       The Limited                               1,328,312
 31,600       Universal Electrs *                         395,000
                                                        ---------
                                                        3,963,875       6.56%
 Energy
 30,000       Apache                                      945,000
 30,000       Patina Oil & Gas                            210,000
 30,000       Pennzoil                                  1,524,375
                                                        ---------
                                                        2,679,375       4.43%
 Financial Services
 20,000       American Express                          2,275,000
 30,000       Cincinnati Financial                      1,151,250
 15,000       First Chicago NBD                         1,329,375
 25,000       Lehman Brothers Holdings Inc.             1,939,063
                                                        ---------
                                                        6,694,688      11.08%

*Non-Income Producing Securities
    The accompanying notes are an integral part of the financial statements.

 Real Estate
 65,000       Boykin Lodging                            1,381,250
 35,000       MGI Properties                              916,562
 15,000       Public Storage Inc                          703,125
 35,000       St Joe *                                    958,125
                                                        3,959,062       6.55%
 Medical Products & Services
 20,000       Becton Dickinson                          1,552,500
 15,000       McKesson                                  1,222,500
                                                        ---------
                                                        2,775,000       4.59%
 Wholesale Distribution
 30,000       Applied Industrial Technologies.            616,875
 20,000       Arrow Electronics *                         435,000
 128,450      Pioneer Standard                          1,236,331
                                                        ---------
                                                        2,288,206       3.79%
 Information Technology
 30,500       Bel Fuse *                                  678,625
 127,100      Intergraph *                              1,088,294
 35,000       LSI Logic Corp *                            807,188
 50,000       National Semiconductor Corp *               656,250
 21,000       Silicon Valley Group Inc *                  337,312
 24,500       Unisys *                                    692,126
 46,500       VLSI Technology *                           780,328
                                                        ---------
                                                        5,040,123       8.34%
 Utilities
 130,000      Citizens Utilities Co.                    1,251,250
 30,000       Kansas City Power & Light                   870,000
 25,000       Pennsylvania Enterprises                    673,438
 32,000       Western Resources                         1,242,000
                                                        ---------
                                                        4,036,688       6.68%
 Closed End Equity Funds
 10,000       Brazil Fund                                 181,250
 70,000       Emerging Markets Telecommunications         875,000
 150,000      Emerging Mkts Infrastructure              1,462,500
 50,000       First Australia                             328,125
                                                        ---------
                                                        2,846,875       4.71%
 Cash and Equivalents
 1,000,000    Fedl Home Loan Bk Cons Disc Nt 8/5/98       994,640
 4,000,000    Fedl Home Loan Bk Cons Disc Nt 9/16/98    3,953,980
 4,000,000    US T-notes 5.50%, 11-15-98                4,001,250
 2,000,000    Smith Barney CP Disc 7-10-98              1,997,028
 2,107,480    Star Bank Treasury                        2,107,480
                                                       ----------
                                                       13,054,378      21.60%
*Non-Income Producing Securities
    The accompanying notes are an integral part of the financial statements.

        Total Investments                              59,508,657      98.46%

        Other Assets Less Liabilities                     927,847       1.54%

        Net Assets - Equivalent                        60,436,504     100.00%

*Non-Income Producing Securities
    The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities
Maxus Equity Fund                                      June 30, 1998 (unaudited)

                                                                     Equity
                                                                      Fund
                                                                    --------
Assets:
     Investment Securities at Market Value                        59,508,657
     (Identified Costs - $50,328,388)
     Cash                                                              4,879
     Receivables:
       Receivable for investment securities sold                   1,252,810
       Dividends and interest receivable                             159,497
     Unamortized organization costs                                        -
Total Assets                                                      60,925,843

Liabilities:
     Payable for investment purchased                                343,356
     Payable for shareholder distributions                            12,469
     Accrued Expenses                                                133,514
Total Liabilities                                                    489,339
                                                                  60,436,504
Net Assets:
     Capital Paid In                                              47,664,791
     Undistributed Net Investment Income                              89,169
     Accumulated Realized Gain (Loss) on Investments - Net         3,502,275
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net            9,180,269
Net Assets                                                        60,436,504

Net Assets
     Investors Shares                                             60,436,504
     Institutional Shares                                                  -
          Total                                                   60,436,504

Shares of capital stock
     Investors Shares                                              3,205,380
     Institutional Shares                                                  -
          Total                                                    3,205,380

Net asset value
     Investors Shares                                                 $18.85
     Institutional Shares                                             $18.85

    The accompanying notes are an integral part of the financial statements.

Statement of Operations
Maxus Equity Fund                                      June 30, 1998 (unaudited)

                                                                      Equity
                                                                       Fund
Investment Income:
Dividend income                                                       $455,433
Interest income                                                        402,339
Total Income                                                           857,772
Expenses:
Investment  advisory  fees  (Note 2)                                   299,225
Distribution  fees  (Investor shares)                                  149,613
Distribution  fees  (Institutional  shares)                                  -
Custodial fees                                                          17,223
Organization costs
Transfer agent fees/Accounting and Pricing                              23,566
Legal                                                                   13,710
Audit                                                                    8,050
Registration and filing fees                                            32,981
Printing & Other Miscellaneous                                          18,442
                                                                      ----------
Gross Expenses                                                         562,810

Net Investment Income (Loss)                                           294,962

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments                                  3,527,990
Distribution of Realized Capital Gains from other
  Investment Companies                                                       -
Unrealized Gain (Loss) from Appreciation
  (Depreciation) on Investments                                     (1,688,371)
Net Realized and Unrealized Gain (Loss) on Investments               1,839,619

Net Increase (Decrease) in Net Assets from Operations               $2,134,581

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Maxus Equity Fund                                      June 30, 1998 (unaudited)

                                                           Maxus Equity Fund
                                                       01/01/98        01/01/97
                                                          to              to
                                                       06/30/98        12/31/97
From Operations:
     Net  Investment  Income                            294,962         383,553
     Net Realized Gain (Loss) on Investments          3,527,990       5,790,522
     Net Unrealized Appreciation (Depreciation) (1,688,371) 5,027,441 Increase (Decrease) in Net Assets from Operations 2,134,581 11,201,516

Distributions to investor shareholders:
     Net Investment Income                             (207,677)       (381,850)
     Net Realized Gain (Loss) from Security Transactions      -      (5,787,553)

Distributions to institutional shareholders:
     Net Investment Income                                    -               -
     Net Realized Gain (Loss) from Security Transactions      -               -
Change in net assets from distributions                (207,677)     (6,169,403)

From Capital Share Transactions:
     Proceeds from sale of shares                     9,162,422      15,843,329
     Dividend reinvestment                              195,208       5,729,950
     Cost of shares redeemed                         (6,484,873)     (9,733,252)
Change in net assets from  capital  transactions      2,872,757      11,840,027
Change in net assets                                  4,799,661      16,872,140

Net Assets:
     Beginning of period                             55,636,843      38,764,703
     End of period                                   60,436,504      55,636,843

Share Transactions:
     Issued                                             481,300         844,773
     Reinvested                                          10,356         315,032
     Redeemed                                          (337,634)       (531,196)
Net increase (decrease) in shares                       154,022         628,609
Shares outstanding beginning of period                3,051,358       2,422,749
Shares outstanding end of period                      3,205,380       3,051,358

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
Maxus Equity Fund

                                     01/01/98    01/01/97    01/01/96    01/01/95    01/01/94
                                        to          to          to          to          to
                                     06/30/98    12/31/97    12/31/96    12/31/95    12/31/94
Net Asset Value -
     Beginning of Period               18.23       16.00       14.57       12.95       13.60
Net Investment Income                   0.09        0.15        0.27        0.30        0.25
Net Gains or Losses on Securities
     (realized and unrealized)          0.59        4.33        2.50        2.60       (0.17)
Total from Investment Operations        0.68        4.48        2.77        2.90        0.08
Distributions
     Net investment income             (0.06)      (0.15)      (0.27)      (0.27)      (0.22)
     Capital gains                         -       (2.10)      (1.07)      (1.01)      (0.51)
     Return of capital                     -           -           -           -           -
          Total Distributions          (0.06)      (2.25)      (1.34)      (1.28)      (0.73)
Net Asset Value -
     End of Period                    $18.85      $18.23      $16.00      $14.57      $12.95

Total Return *                         13.94%      28.16%      19.13%      22.43%       0.59%

Ratios/Supplemental Data:
Net Assets at end of period
  (thousands)                         60,437      55,637      38,765      31,576      17,018
Ratio of expenses to average
   net assets *                         1.83%       1.87%       1.90%       1.96%       2.00%
Ratio of net income to
   average net assets *                 0.96%       1.80%       1.71%       2.01%       1.82%
Portfolio turnover rate *                 82%         89%        111%        173%        184%
Average commission per share         0.05490     0.05544     0.05209

* Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
                                                               MAXUS EQUITY FUND
                                                       JUNE 30, 1998 (UNAUDITED)


  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated July 12, 1989. The Fund has an investment objective of obtaining a total return, a combination of capital appreciation and income. Under normal circumstances, at least 65% of the value of the Fund's total assets will consist of equity securities. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Maxus Asset Management Inc. a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from the Fund as compensation for its services to the Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.


  3.)RELATED PARTY TRANSACTIONS
     Resource Management, Inc. has three wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc, Maxus Securities Corp, and Maxus Information Systems Inc. Maxus Asset Management was paid $299,225 in investment advisory fees during the six months ended June 30, 1998. Maxus Securities, who served as the national distributor of the Fund's shares, was reimbursed $149,613 for distribution expenses. Maxus Information Systems received fees totaling $23,566 for services rendered to the Fund for the six months ended June 30, 1998. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $134,938 for the six months ending June 30, 1998.

NOTES TO FINANCIAL STATEMENTS
                                                               MAXUS EQUITY FUND
                                                       JUNE 30, 1998 (UNAUDITED)

     At June 30, 1998, Maxus Securities Corp owned 20,000 shares in the Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator. Each director who is not an "affiliated person" receives an attendance fee of $100 per meeting.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 1998 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $47,664,791.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)PURCHASES AND SALES OF SECURITIES
     During the six months ended June 30, 1998, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $25,294,986 and $26,006,015 respectively. Purchases and sales of U.S. Government obligations aggregated $10,870,874 and $11,000,000 respectively.

  6.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 1998.

  7.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 1998 was the same as identified cost. At June 30, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation             (Depreciation)          Net Appreciation (Depreciation)
 11,666,031                (2,485,762)                       9,180,269

                                 THE MAXUS FUNDS
             1301 East Ninth Street, Suite 3600, Cleveland, OH 44114
                                 (216) 687-1000

                               INVESTMENT ADVISOR
                           Maxus Asset Management Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                BOARD OF TRUSTEES
                                 Denis J. Amato
                                Richard A. Barone
                                Burton D. Morgan
                                Michael A. Rossi
                                  Jerry Murphy

                                    OFFICERS
                           Richard A. Barone, Chairman
                        Robert J. Conrad, Vice-President
                           Robert W. Curtin, Secretary

                                    CUSTODIAN
                                Star Bank, N. A.
                                425 Walnut Street
                                 P. O. Box 1118
                           Cincinnati, Ohio 45201-1118

                                 TRANSFER AGENT
                          Maxus Information Systems Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                              Maxus Securities Corp
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                  LEGAL COUNSEL
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                           Cleveland, Ohio 44114-2378

                                     AUDITOR
                         McCurdy & Associates CPA's Inc
                               27955 Clemens Road
                              Westlake, Ohio 44145